Significant Accounting Policies and Practices	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Significant Accounting Policies and Practices [Abstract]
Consolidation Basis of Presentation and Accounting Policies [Text Block]
Significant Accounting Policies and Practices
Basis of Presentation and Use of Estimates

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, ("GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and accompanying footnotes. Examples include, but are not limited to, estimates of accounts receivable allowances, professional and general liabilities and the estimate of deferred tax assets or liabilities. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All adjustments are of a normal, recurring nature. Actual results could differ from those estimates.

Principles of Consolidation

The accompanying unaudited consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, as well as interests in partnerships and limited liability companies controlled by the Company through ownership of a majority voting interest or other rights granted to the Company by contract to manage and control the affiliate's business. The physician limited partners and physician minority members of the entities the Company controls are responsible for the supervision and delivery of medical services. The governance rights of limited partners and minority members are restricted to those that protect their financial interests. Under certain partnership and operating agreements governing these partnerships and limited liability companies, the Company could be removed as the sole general partner or managing member for certain events such as material breaches of the partnership or operating agreement, gross negligence or bankruptcy. These protective rights do not preclude consolidation of the respective partnerships and limited liability companies. The consolidated financial statements include the accounts of variable interest entities in which the Company is the primary beneficiary, under the provisions of Accounting Standards Codification ("ASC") Topic 810, Consolidation. The variable interest entities are surgical facilities located in the states of Florida and New York. With regard to the New York facility, the Company is the primary beneficiary due to the level of variability within the management services agreement as well as the obligation and likelihood of absorbing the majority of expected gains and losses. Regarding the Florida facility, the Company has fully guaranteed the facility's debt obligations. The debt obligations are subordinated to such a level that the Company absorbs the majority of the expected gains and losses. The accompanying consolidated balance sheets at June 30, 2011 and December 31, 2010 include assets of $15.2 million and $15.3 million, respectively, and liabilities of $4.0 million and $4.1 million, respectively, related to the variable interest entities. All significant intercompany balances and transactions are eliminated in consolidation.

Fair Value of Financial Instruments
The fair value of a financial instrument is the amount at which the instrument could be exchanged in an orderly transaction between market participants to sell the asset or transfer the liability. The Company uses fair value measurements based on quoted prices in active markets for identical assets or liabilities (Level 1), or inputs other than quoted prices in active markets that are either directly or indirectly observable (Level 2), or unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions (Level 3), depending on the nature of the item being valued.
The carrying amounts reported in the accompanying consolidated balance sheets for cash, accounts receivable and accounts payable approximate fair value because of their short-term nature.

The carrying amount and fair value of the Company's long term debt obligations as of June 30, 2011 and December 31, 2010 were as follows (in thousands):

	Carrying Amount		Fair Value
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
Senior Secured Notes, net of note issuance discount of $5,237	$344,763	$—	$338,299	$—
Tranche A Term Loan	—	106,062	—	101,732
Tranche B Term Loan	—	115,438	—	110,724
Revolving Facility	—	56,000	—	53,715
PIK Exchangeable Notes	88,490	—	88,490	—
Toggle Notes	89,467	232,000	89,467	198,662

The fair value of the Senior Secured Notes, the term loans, the Toggle Notes and the Revolving Facility (as such terms are defined below) were based on Level 1 computations using quoted prices at June 30, 2011 and December 31, 2010, as applicable. The fair value of the PIK Exchangeable Notes (as defined below) was based on a Level 3 computation, using a Company-specific discounted cash flow analysis. The Company's long-term debt instruments are discussed further in Note 4.
Accounts Receivable

Accounts receivable consist of receivables from federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, commercial insurance companies, employers and patients. The Company recognizes that revenues and receivables from government agencies are significant to its operations, but it does not believe that there is significant credit risk associated with these government agencies. Concentration of credit risk with respect to other payors is limited because of the large number of such payors. Accounts receivable are recorded net of contractual adjustments and allowances for doubtful accounts to reflect accounts receivable at net realizable value. Also, the Company has amounts recorded in other liabilities for third-party settlements of $14.0 and $12.0 million as of June 30, 2011 and December 31, 2010, respectively. The Company does not require collateral for private pay patients. Accounts receivable at June 30, 2011 and December 31, 2010 were as follows (in thousands):

	June 30, 2011	December 31, 2010
Surgical facilities	$60,767	$61,242
Physician networks	532	583
Total	$61,299	$61,825

The following table sets forth by type of payor the percentage of the Company's accounts receivable for consolidated surgical facilities as of June 30, 2011 and December 31, 2010:

	June 30, 2011	December 31, 2010
Private insurance	53%	58%
Government	20	18
Self-pay	8	8
Other	19	16
Total	100%	100%

The Company's policy is to review the standard aging schedule, by surgical facility, to determine the appropriate allowance for doubtful accounts. Patient account balances are reviewed for delinquency based on contractual terms. This review is supported by an analysis of the actual net revenues, contractual adjustments and cash collections received. If the Company's internal collection efforts are unsuccessful, the Company manually reviews the patient accounts. An account is written off only after the Company has pursued collection with legal or collection agency assistance or otherwise deemed an account to be uncollectible.

Inventories

Inventories, which consist primarily of medical and drug supplies, are stated at the lower of cost or market value. Cost is determined using the first-in, first-out method.

Goodwill and Other Intangible Assets
Purchase price allocations of $825,000 for the three month period ended June 30, 2011 reflect adjustments to the identifiable net assets of acquired facilities.

The Company has intangible assets of $19.5 million related to the certificates of need for certain of its facilities. These indefinite-lived assets are not amortized, but are assessed for possible impairment under the Company's impairment policy. The Company also has an intangible asset related to a non-compete agreement, which is amortized over the 60-month life of the agreement. The net value of this intangible asset as of June 30, 2011 is $2.1 million.
Noncontrolling Interests

The consolidated financial statements include all assets, liabilities, revenues and expenses of surgical facilities in which the Company has sufficient ownership and rights to allow the Company to consolidate the surgical facilities. Similar to its investments in unconsolidated affiliates, the Company regularly engages in the purchase and sale of equity interests with respect to its consolidated subsidiaries that do not result in a change of control. These transactions are accounted for as equity transactions, as they are undertaken among the Company, its consolidated subsidiaries, and noncontrolling interest holders, and their cash flow effect is classified within financing activities.

Other Accrued Expenses

A summary of other accrued expenses is as follows (in thousands):

	June 30, 2011	December 31, 2010
Interest payable	$5,545	$9,865
Current taxes payable	6,472	6,344
Insurance liabilities	1,849	1,540
Other expenses	10,503	8,065
Total	$24,369	$25,814

Other Comprehensive Loss

The Company reports other comprehensive loss as a measure of changes in stockholders' equity that results from recognized transactions. The change in other comprehensive loss of the Company from December 31, 2010 to June 30, 2011 resulted from the derecognition of the interest rate swap as a cash flow hedge as a result of the Company's debt extinguishment in the second quarter of 2011. The Company entered into an interest rate swap agreement effective December 31, 2010. Upon extinguishment of the senior secured credit facility, which was the underlying hedged instrument, the Company discontinued hedge accounting and charged the amount previously recorded to other comprehensive income to earnings. The Company's total loss, including the net loss attributable to Symbion, Inc. and the amounts recorded to other comprehensive loss for the six months ended June 30, 2011 and the six months ended June 30, 2010 was $10,778 and $4,989, respectively. See Note 5 for further discussion of derivative instruments.

Revenues

Revenues by service type consist of the following for the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Patient service revenues	$108,726	$100,326	$215,337	$180,762
Physician service revenues	1,485	1,428	2,930	2,857
Other service revenues	1,320	1,709	2,598	3,389
Total	$111,531	$103,463	$220,865	$187,008

The following table sets forth by type of payor the percentage of the Company's patient service revenues generated for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Private insurance	68%	69%	68%	69%
Government	25	25	25	25
Self-pay	3	5	3	5
Other	4	1	4	1
Total	100%	100%	100%	100%

Reclassifications

Certain reclassifications have been made to the comparative period's financial statements to conform to the 2011 presentation. The reclassifications primarily related to the presentation of discontinued operations and noncontrolling interests and had no impact on the Company's financial position or results of operations.

Significant Accounting Policies and Practices
Basis of Presentation and Use of Estimates
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”).  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and accompanying footnotes.  Examples include, but are not limited to, estimates of accounts receivable allowances, professional and general liabilities and the estimate of deferred tax assets or liabilities.  In the opinion of management, all adjustments considered necessary for a fair presentation have been included.  All adjustments are of a normal, recurring nature.  Actual results could differ from those estimates.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, as well as interests in partnerships and limited liability companies controlled by the Company through ownership of a majority voting interest or other rights granted to the Company by contract to manage and control the affiliate’s business.  The physician limited partners and physician minority members of the entities that the Company controls are responsible for the supervision and delivery of medical services.  The governance rights of limited partners and minority members are restricted to those that protect their financial interests.  Under certain partnership and operating agreements governing these partnerships and limited liability companies, the Company could be removed as the sole general partner or managing member for certain events such as material breach of the partnership or operating agreement, gross negligence or bankruptcy.  These protective rights do not preclude consolidation of the respective partnerships and limited liability companies.  The consolidated financial statements include the accounts of variable interest entities in which the Company is the primary beneficiary, under the provisions of ASC Topic 810, Consolidation.  The variable interest entities are surgical facilities located in the states of Florida and New York.  With regard to the New York facility, the Company is the primary beneficiary due to the level of variability within the management service agreement, as well as the obligation and likelihood of absorbing the majority of expected gains and losses.   Regarding the Florida facility, the Company has fully guaranteed the facility's debt obligations.  The debt obligations are subordinated to such a level that the Company absorbs the majority of the expected gains and losses.  The accompanying consolidated balance sheets as of December 31, 2010 and December 31, 2009 include assets of $15.3 million and $14.5 million, respectively, and liabilities of $4.1 million and $4.4 million, respectively, related to the variable interest entities.  All significant intercompany balances and transactions are eliminated in consolidation.
Fair Value of Financial Instruments
The fair value of a financial instrument is the amount at which the instrument could be exchanged in an orderly transaction between market participants to sell the asset or transfer the liability. The Company uses fair value measurements based on quoted prices in active markets for identical assets or liabilities (Level 1), or inputs other than quoted prices in active markets that are either directly or indirectly observable (Level 2), or unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions (Level 3), depending on the nature of the item being valued.
The carrying amounts reported in the accompanying consolidated balance sheets for cash, accounts receivable and accounts payable approximate fair value because of their short-term nature.
The carrying amount and fair value of the Company’s term loans and revolving facility under its senior secured credit facility and the Toggle Notes as of December 31, 2010 and 2009 were as follows (in thousands):

	Carrying Amount December 31,		Fair Value December 31,
	2010	2009	2010	2009
Tranche A, term loan	$106,062	$115,438	$101,732	$103,120
Tranche B, term loan	115,438	116,687	110,724	104,237
Revolving facility	56,000	—	53,715	—
Senior PIK Toggle Notes	232,000	206,976	198,662	156,260
The fair value of the term loans and revolving facility under the Company's senior secured credit facility and the Toggle Notes were based on quoted prices at December 31, 2010 and 2009.  The Company’s long-term debt instruments are discussed further in Note 7.
The Company determines the fair value of its interest rate swap based on the amount at which it could be settled, which is considered to be the exit price.  This price is based upon observable market assumptions and appropriate valuation adjustments for credit risk.  The Company has categorized its interest rate swap as a Level 2 financial instrument.  See Note 7 for further discussion regarding the interest rate swap.
Cash and Cash Equivalents
The Company considers all highly liquid investments with maturity of three months or less when purchased to be cash equivalents.  The Company maintains its cash and cash equivalent balances at high credit quality financial institutions.
Accounts Receivable
Accounts receivable consist of receivables from federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, commercial insurance companies, employers and patients.  The Company recognizes that revenues and receivables from government agencies are significant to its operations, but it does not believe that there are significant credit risks associated with these government agencies.  Concentration of credit risk with respect to other payors is limited because of the large number of such payors.  Accounts receivable are recorded net of contractual adjustments and allowances for doubtful accounts to reflect accounts receivable at net realizable value.  Also, the Company has amounts recorded in other liabilities for third-party settlements of $12.0 million and $0 as of December 31, 2010 and 2009, respectively. The Company does not require collateral for private pay patients.  Accounts receivable at December 31, 2010 and December 31, 2009 were as follows (in thousands):

	December 31,
	2010	2009
Surgical facilities	$61,211	$34,394
Physician networks	614	597
Total	$61,825	$34,991
The following table sets forth by type of payor the percentage of the Company’s accounts receivable for consolidated surgical facilities as of December 31, 2010 and December 31, 2009:

	December 31,
	2010	2009
Private insurance	58%	59%
Government	18	15
Self-pay	8	13
Other	16	13
Total	100%	100%

Allowance for Doubtful Accounts
The Company’s policy is to review the standard aging schedule, by surgical facility, to determine the appropriate allowance for doubtful accounts.  Patient account balances are reviewed for delinquency based on contractual terms.  This review is supported by an analysis of the actual net revenues, contractual adjustments and cash collections received.  If the Company’s internal collection efforts are unsuccessful, the Company manually reviews the patient accounts.  An account is written off only after the Company has pursued collection with legal or collection agency assistance or otherwise deemed an account to be uncollectible.
Changes in the allowance for doubtful accounts and the amounts charged to revenues, costs and expenses were as follows (in thousands):

	Allowance Balance at Beginning of Period	Charged to Revenues, Costs and Expenses	Other	Allowance Balance at End of Period
Year ended December 31:
2008	$17,144	$3,559	$(6,720)	$13,983
2009	13,983	2,881	(7,884)	8,980
2010	8,980	6,638	(5,567)	10,051
Inventories
Inventories, which consist primarily of medical and drug supplies, are stated at the lower of cost or market value.  Cost is determined using the first-in, first-out method.
Prepaid and Other Current Assets
A summary of prepaid and other current assets is as follows (in thousands):

	2010	2009
Prepaid expenses	$5,034	$4,900
Other receivables	3,600	7,392
	$8,634	$12,292
Property and Equipment
Property and equipment are stated at cost, or if obtained through acquisition, at fair value determined on the date of acquisition and depreciated on a straight-line basis over the useful lives of the assets, generally three to five years for computers and software and five to seven years for furniture and equipment.  Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the estimated useful life of the assets.  Routine maintenance and repairs are charged to expenses as incurred, while expenditures that increase capacities or extend useful lives are capitalized.
Depreciation expense, including the amortization of assets under capital leases, was $18.9 million, $16.8 million and $14.8 million for the periods ended December 31, 2010, 2009 and 2008, respectively.
Impairment of Long-Lived Assets
When events or circumstances indicate that the carrying value of certain property and equipment might be impaired, the Company prepares an expected undiscounted cash flow projection.  If the projection indicates that the recorded amounts of the property and equipment are not expected to be recovered, these amounts are reduced to estimated fair value.  The cash flow estimates and discount rates incorporate management’s best estimates, using appropriate and customary assumptions and projections at the date of evaluation.  In 2010, the Company recorded an impairment of $897,000 related to its equity method investment located in Gresham, Oregon. In 2009, the Company recorded an impairment charge of $2.4 million related to its equity method investment located in Arcadia, California.   These impairment charges are included in the impairment and loss on disposal of long-lived assets.
Goodwill and Other Intangible Assets
Goodwill
Goodwill represents the excess of purchase price over the fair value of net tangible and identifiable intangible assets acquired.  The Company tests for impairment annually as of December 31, or more frequently if certain indicators are encountered.  See Note 5 for further discussion of our goodwill impairment valuation.
Other Intangible Assets
The Company recorded intangible assets of $19.5 million as a result of the purchase price allocation related to the certificates of need for certain of its facilities.  These indefinite-lived assets are not amortized. Effective November 15, 2010, the Company acquired an oncology practice, which is operated within the Company's existing facility located in Idaho Falls, Idaho. As a result of this acquisition, the Company recorded intangible assets related to a non-compete agreement of $2.3 million. This intangible asset will be amortized over a five year term. All of the Company's intangible assets are assessed for possible impairment under the Company's impairment policy, as described in Note 5.
Unfavorable leasehold rights arising from the Merger were $869,000.  Amortization of $83,468 was recorded in both 2010 and 2009.  The unamortized balance at December 31, 2010 totaled $591,229.  The unfavorable leasehold rights are amortized on a straight-line basis over the life of the applicable lease and reflected as a component of cost of revenues from continuing operations.  Scheduled amortization expense for the five years ending December 31, 2011 to 2015 is $83,468 per year.
Noncontrolling Interests
The consolidated financial statements include all assets, liabilities, revenues and expenses of surgical facilities in which the Company has sufficient ownership and rights to allow the Company to consolidate the surgical facilities.  Similar to its investments in unconsolidated affiliates, the Company regularly engages in the purchase and sale of equity interests with respect to its consolidated subsidiaries that do not result in a change of control. These transactions are accounted for as equity transactions, as they are undertaken among the Company, its consolidated subsidiaries, and noncontrolling interests, and their cash flow effect is classified within financing activities.
Investments in and Advances to Affiliates
As of December 31, 2010 and 2009, the Company held interests in six and eight surgical facilities, respectively, in which it exercised significant influence. However, the Company does not consolidate these facilities because of a lack of control.  The Company accounts for such investments under the equity method.  As of both December 31, 2010 and 2009, the Company owned less than 20% of two and three of these surgical facilities, respectively, but exerted significant influence through board of director representation, as well as an agreement to manage the surgical facilities.
Other Assets
Other assets at December 31, 2010 and 2009 included approximately $7.5 million and $9.5 million, respectively, related to deferred financing costs.  Deferred financing costs primarily relate to the Company’s senior secured credit facility and the issuance of the Toggle Notes. Deferred financing costs consist of prepaid interest, loan fees and other costs of financing that are amortized over the term of the related financing agreements.  The deferred financing costs are amortized as interest expense on the accompanying consolidated statements of operations.
Other Accrued Expenses
A summary of other accrued expenses is as follows (in thousands):

	2010	2009
Interest payable	$9,865	$9,945
Current taxes payable	6,344	5,444
Insurance liabilities	1,540	2,651
Interest rate swap liability	—	5,045
Other accrued expenses	8,065	7,842
	$25,814	$30,927
Comprehensive Income
The Company reports other comprehensive income as a measure of changes in stockholders’ equity that results from recognized transactions.  The Company entered into an interest rate swap agreement on November 2, 2010.  The value of the interest rate swap was recorded as a long term liability of $314,000 at December 31, 2010.  The change in the fair value of the interest rate swap was recorded to comprehensive income, net of taxes, in the accompanying consolidated statements of stockholders equity. Comprehensive loss was $314,000, $2.7 million, and $5.6 million, for the years ended December 31, 2010, 2009 and 2008, respectively.
Revenues
Revenues by service type consist of the following for the periods indicated (in thousands):

	Year Ended December 31,
	2010	2009	2008
Patient service revenues	$393,823	$322,786	$305,453
Physician service revenues	5,800	6,464	6,548
Other service revenues	6,427	7,694	9,483
Total revenues	$406,050	$336,944	$321,484
Patient Service Revenues
Approximately 97% of the Company’s revenues are patient service revenues.  Patient service revenues are revenues from healthcare procedures performed in each of the facilities that the Company consolidates for financial reporting purposes.  The fee charged varies depending on the type of service provided, but usually includes all charges for usage of an operating room, a recovery room, special equipment, supplies, nursing staff and medications.  Also, in a very limited number of surgical facilities, the Company charges for anesthesia services.  The fee does not normally include professional fees charged by the patient’s surgeon, anesthesiologist or other attending physician, which are billed directly by such physicians to the patient or third-party payor.  Patient service revenues are recognized on the date of service, net of estimated contractual adjustments and discounts for third-party payors, including Medicare and Medicaid.  Changes in estimated contractual adjustments and discounts are recorded in the period of change.
Physician Service Revenues
Physician service revenues are revenues from physician networks consisting of reimbursed expenses, plus participation in the excess of revenue over expenses of the physician networks, as provided for in the Company’s service agreements with the Company’s physician networks.  Reimbursed expenses include the costs of personnel, supplies and other expenses incurred to provide the management services to the physician networks.  The Company recognizes physician service revenues in the period in which reimbursable expenses are incurred and in the period in which the Company has the right to receive a percentage of the amount by which a physician network’s revenues exceed its expenses.  Physician service revenues are based on net billings with any changes in estimated contractual adjustments reflected in service revenues in the subsequent period.
Physician service revenues consist of the following for the periods indicated (in thousands):

	Year Ended December 31,
	2010	2009	2008
Professional services revenues	$17,948	$18,736	$18,623
Contractual adjustments	(9,183)	(9,414)	(9,294)
Clinic revenue	8,765	9,322	9,329
Medical group retainage	(2,965)	(2,858)	(2,781)
Physician service revenues	$5,800	$6,464	$6,548
Other Service Revenues
Other service revenues consists of management and administrative service fees derived from the non-consolidated surgical facilities that the Company accounts for under the equity method, management of surgical facilities in which the Company does not own an interest and management services the Company provides to physician networks for which the Company is not required to provide capital or additional assets.  The fees the Company derives from these management arrangements are based on a pre-determined percentage of the revenues of each surgical facility and physician network.  The Company recognizes other service revenues in the period in which services are rendered.
The following table sets forth by type of payor the percentage of the Company’s patient service revenues generated for the periods indicated:

	Year Ended December 31,
	2010	2009	2008
Private Insurance	69%	71%	72%
Government	25	24	22
Self-pay	4	4	4
Other	2	1	2
Total	100%	100%	100%
Supplemental Cash Flow Information
The Company made cash income tax payments of $474,000, $288,000 and $409,000 for the years ended December 31, 2010, 2009 and 2008, respectively.  The Company made cash interest payments of $22.9 million, $18.2 million and $33.8 million for the years ended December 31, 2010, 2009 and 2008 respectively.  The Company made non-cash, in kind interest payments on its Toggle Notes of $26.1 million, $23.3 million and $17.6 million as of December 31, 2010, 2009 and 2008, respectively. The Company entered into capital leases for $516,000, $408,000 and $1.9 million of equipment for the years ended December 31, 2010, 2009 and 2008, respectively.
Recently Issued and Adopted Accounting Guidelines
Adopted

In June 2009, the FASB issued changes to the accounting for variable interest entities.  These changes require an enterprise: (i) to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity; (ii) to require ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity; (iii) to eliminate the quantitative approach previously required for determining the primary beneficiary of a variable interest entity; (iv) to add an additional reconsideration event for determining whether an entity is a variable interest entity when any changes in facts and circumstances occur such that holders of the equity investment at risk, as a group, lose the power from voting rights or similar rights of those investments to direct the activities of the entity that most significantly impact the entity’s economic performance; and (v) to require enhanced disclosures that will provide users of financial statements with more transparent information about an enterprise’s involvement in a variable interest entity.  These changes became effective for the Company on January 1, 2010.  The adoption of this standard did not have a material impact on the Company's consolidated results of operations or financial condition.
Issued

In August 2010, the FASB issued ASU No. 2010-24, “Health Care Entities” (Topic 954): Presentation of Insurance Claims and Related Insurance Recoveries. This ASU eliminates the practice of netting claim liabilities with expected related insurance recoveries for balance sheet presentation. Claim liabilities are to be determined with no regard for recoveries and presented on the balance sheet on a gross basis. Expected insurance recoveries are presented separately. ASU 2010-24 is effective January 1, 2011, and is not expected to impact the Company's results of operations or cash flows.

Reclassifications
Certain reclassifications have been made to the comparative periods’ financial statements to conform to the 2010 presentation.  The reclassifications primarily related to the presentation of discontinued operations and had no impact on the Company’s financial position or results of operations.